Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Revenue Abstract
Schedule of revenue classified by type of good or service

Revenue classified by type of good or service is as follows :

	Unaudited
	For the Period Ended June 30,
	2024	2023
	US$	US$
Revenue from:
- Sales of circular products	800,129	1,313,953
- Waste disposal services	2,687,750	2,080,360
	3,487,879	3,394,313

Revenue classified by type of good or service is as follows :

	2023	2022
	US$	US$
Revenue from:
- Sales of circular products	2,305,646	2,746,097
- Waste disposal services	3,858,527	2,245,937
	6,164,173	4,992,034